Issued capital - Narrative (Details) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 25, 2024	Sep. 30, 2024	Jun. 30, 2024	May 15, 2024	Mar. 21, 2024	Sep. 13, 2023
At-the-Market Offerings
Disclosure of classes of share capital [line items]
Shares issued under the ATM Facility (in shares)		117,202,735
Shares issued under the ATM Facility		$ 846,939,000
At-the-Market Offerings | Subsequent events
Disclosure of classes of share capital [line items]
Shares issued under the ATM Facility (in shares)	16,268,604
Shares issued under the ATM Facility	$ 146,265,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of restricted shares issued (in shares)		1,006,572	1,496,768
Number of shares outstanding (in shares)		198,136,054	187,864,454
B. Riley Principal Capital II, LLC | Ordinary shares | At-the-Market Offerings
Disclosure of classes of share capital [line items]
Maximum value of shares to be issued under share sale option agreement (in shares)				$ 500,000,000		$ 300,000,000
Term of option agreement to sell ordinary shares		36 months
Maximum value of shares to be issued under share sale option agreement, additional amount					$ 200,000,000
B. Riley Principal Capital II, LLC | Ordinary shares | At-the-Market Offerings | Maximum
Disclosure of classes of share capital [line items]
Maximum value of shares to be issued under share sale option agreement (in shares)						$ 300,000,000